Capital and Financing Transactions - Additional Information (Detail) - Subordinated debenture [member] $ in Thousands, ¥ in Billions	Jun. 12, 2023 CAD ($)	Dec. 20, 2022 JPY (¥)	Jul. 21, 2023 USD ($)
Fixed interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Debt description of variable rate basis		Interest is payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%.
Interest rate		1.80%
Borrowings, adjustment to interest rate basis		1.681%
Subordinated debentures redemption date		Dec. 20, 2032
Notional amount | ¥		¥ 33
Subordinate Capital Debentures Due Two Thousand And Eighty Five [Member] | Floating interest rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount			$ 300,000
Redemption amount as a percentage of principal			100.00%
Debentures redeemable value outstanding			$ 55,990
Five Point Six Seven Nine Seven Percent Debentures Due August Second Two Thousand And Thirty Three [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Debt description of variable rate basis	Interest is payable semi-annually in arrears at a rate of 5.679% from and including the issue date to, but excluding, August 2, 2028, and thereafter to, but excluding, August 2, 2033, at an annual rate equal to Daily Compounded CORRA plus 2.100%. The initial interest payment, payable on February 2, 2024, will be approximately $36.33 per $1,000 principal amount of debentures. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
Interest rate	5.679%
Borrowings, adjustment to interest rate basis	2.10%
Subordinated debentures redemption date	Aug. 02, 2033
Notional amount	$ 1,000,000,000
Borrowing initial interest payment per principal amount	$ 36.33